Business Combination (Details)		2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Nov. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Nov. 14, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) shares	Oct. 18, 2024 $ / shares	Oct. 15, 2024 shares	Aug. 31, 2024 shares	Jan. 15, 2024 $ / shares	Nov. 13, 2023 $ / shares	Jul. 01, 2023	Feb. 14, 2023 USD ($)	Jan. 27, 2023 USD ($)
Business Combination [Line Items]
Outstanding membership interests	99.00%
Cash consideration (in Dollars) | $		$ 3,505,454	$ 3,063,748	$ 3,063,748		$ 3,505,454	$ 2,016,315
Preferred units		1,500,000				1,500,000
Promissory note (in Dollars) | $		$ 15,000,000	15,000,000	15,000,000		$ 15,000,000								$ 179,000	$ 179,000
Pay to seller (in Dollars) | $		$ 1,925,873	$ 1,925,873	$ 1,925,873		1,925,873
Escrowed share consideration (in Dollars) | $						$ 500,000
Exchange rights shares				2,000,000
Per unit (in Dollars per share) | $ / shares		$ 10	$ 10	$ 10		$ 10
Shares issued		90,000				90,000
Fair value (in Dollars) | $		$ 67,700	$ 67,700	$ 67,700		$ 67,700
Predecessor recognized a loss on sale of assets (in Dollars) | $					$ (816,011)
Purchase price per unit (in Dollars per Item) | $ / item						10
Exercise price per share (in Dollars per share) | $ / shares											$ 11.5
Per share (in Dollars per share) | $ / shares		$ 6.5				$ 6.5
Aggregate shares						134,500
Fair value amount (in Dollars) | $	$ 910,565					$ 135,400
Per share (in Dollars per share) | $ / shares		$ 10.95				$ 10.95
Conversion value units						1,500,000
Other current liabilities (in Dollars) | $		$ 645,873	645,873	645,873		$ 645,873
Cash consideration (in Dollars) | $				$ 31,074,127		31,074,127
Recognized a loss on sale of assets (in Dollars) | $
Subject to a minimum per share (in Dollars per share) | $ / shares				$ 6.5
Royalties payable (in Dollars) | $				$ 22,000		$ 1,500,000
Recognized gain settlement liabilities (in Dollars) | $			1,720,000
Target Interests [Member]
Business Combination [Line Items]
Interests percentage	99.00%
Seller Promissory Note [Member]
Business Combination [Line Items]
Interests percentage		12.00%				12.00%
Promissory note (in Dollars) | $		$ 15,000,000	$ 15,000,000	15,000,000		$ 15,000,000
ORR Interest [Member]
Business Combination [Line Items]
Interests percentage													10.00%
Base option price (in Dollars) | $				$ 30,000,000		$ 30,000,000
Base option price percentage				12.00%		12.00%
Predecessor recognized a loss on sale of assets (in Dollars) | $						$ 816,011
Recognized a loss on sale of assets (in Dollars) | $				$ 816,011
SPAC Subsidiary Contribution [Member]
Business Combination [Line Items]
Subsidiary outstanding common stock	100.00%
Outstanding membership interests	1.00%
Cash consideration (in Dollars) | $	$ 900,000
Cash consideration (in Dollars) | $	$ 900,000
HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	121,000,000
Number of trust shares											10.00%
HNRA [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	1,000,000
HNRA [Member] | Minimum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares		$ 10	$ 10	$ 10		$ 10
HNRA [Member] | Maximum [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares		$ 13	$ 13	$ 13		$ 13
Subsequent Event [Member]
Business Combination [Line Items]
Shares issued										50,000
Exercise price per share (in Dollars per share) | $ / shares								$ 0.75			$ 11.5
Subsequent Event [Member] | HNRA [Member]
Business Combination [Line Items]
Number of trust shares											10.00%
Cash [Member]
Business Combination [Line Items]
Cash consideration (in Dollars) | $		$ 31,074,127				$ 31,074,127
Class A Common Stock [Member]
Business Combination [Line Items]
Shares issued		5,537,009	5,537,009	5,537,009		5,537,009	5,235,131
Exchange rights shares				200,000
Shares issued		10,000				10,000
Exercise price per share (in Dollars per share) | $ / shares			$ 11.5	$ 11.5
Aggregate shares	134,500
Fair value amount (in Dollars) | $						$ 910,565
Per share (in Dollars per share) | $ / shares	$ 6.77											$ 5
Shares issued (in Dollars) | $		$ 524	$ 554	$ 554		$ 524
Exchange ratio shares				1
Number of shares issued			10,000	10,000
Class A Common Stock [Member] | Limited Liability Company [Member]
Business Combination [Line Items]
Shares issued		2,000,000	2,000,000	2,000,000		2,000,000
Class A Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	100,000,000
Number of trust shares											10.00%
Per share (in Dollars per share) | $ / shares	$ 6.77
Class A Common Stock [Member] | Subsequent Event [Member]
Business Combination [Line Items]
Shares issued									27,963
Class A Common Stock [Member] | Subsequent Event [Member] | HNRA [Member]
Business Combination [Line Items]
Number of trust shares											10.00%
Class B Common Stock [Member]
Business Combination [Line Items]
Shares issued		1,800,000	1,800,000	1,800,000		1,800,000	1,800,000
Exchange rights shares				200,000		200,000
Shares issued (in Dollars) | $		$ 180	$ 180	$ 180		$ 180
Class B Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	20,000,000
Class B Common Stock [Member] | OpOc Class B Units [Member]
Business Combination [Line Items]
Shares authorized	2,000,000
OpCo Class A Units [Member]
Business Combination [Line Items]
Contributed amount (in Dollars) | $	$ 900,000
OpOc Class B Units [Member]
Business Combination [Line Items]
Common unit consideration		2,000,000	2,000,000	2,000,000		2,000,000
Shares issued			2,000,000	2,000,000
Preferred units		2,000,000				2,000,000
Units percentage				50.00%		50.00%
Exchange rights shares				200,000		200,000
OpCo Preferred Units [Member]
Business Combination [Line Items]
Preferred units		1,500,000	1,500,000	1,500,000		1,500,000
Per unit (in Dollars per share) | $ / shares		$ 20	$ 20	$ 20		$ 20
Shares issued		1,300,000				1,300,000
Purchase price per unit (in Dollars per share) | $ / shares				$ 10
Trust shares				1,300,000
OpCo Class B Units [Member]
Business Combination [Line Items]
Exchange rights shares				200,000
Shares issued (in Dollars) | $		$ 1,800,000				$ 1,800,000
Seller Class B Shares [Member]
Business Combination [Line Items]
Escrowed share consideration (in Dollars) | $				$ 500,000
Common Stock [Member]
Business Combination [Line Items]
Per share (in Dollars per share) | $ / shares	$ 6.77	$ 10.86				$ 10.86